SUBSEQUENT EVENTS (Details Narrative) CAD / shares in Units, $ / shares in Units, CAD in Thousands, $ in Thousands					1 Months Ended
	Aug. 15, 2017 CAD / shares shares	Aug. 10, 2017 USD ($)	Jul. 26, 2017 CAD shares	Feb. 14, 2017 USD ($)	Nov. 30, 2014 CAD / shares shares	Jul. 26, 2017 $ / shares	Jul. 26, 2017 CAD / shares	Jun. 30, 2017 CAD / shares	Jun. 30, 2016 CAD / shares	Jun. 30, 2015 CAD / shares	Jun. 30, 2014 CAD / shares
Mackie Research Capital Corporation [Member]
Number of units issued | shares					205,304
Lind Partners Asset Management IV, LLC [Member] | Secured Convertible Security [Member]
Additional debt drawdown | $				$ 1,000
CAD
Warrant exercise price (in dollars per share)								CAD 0.79	CAD 0.75	CAD 0.73	CAD 0.25
CAD | Mackie Research Capital Corporation [Member]
Unit price (in dollars per unit)					CAD 0.55
Subsequent Event [Member] | Lind Partners Asset Management IV, LLC [Member] | Secured Convertible Security [Member]
Additional debt drawdown | $		$ 1,000
Revised additional debt drawdown | $		1,200
Increase debt drawdown | $		$ 200
Subsequent Event [Member] | Warrant [Member] | Lind Partners Asset Management IV, LLC [Member] | Secured Convertible Security [Member]
Number of shares issued | shares	260,483
Subsequent Event [Member] | CAD | Warrant [Member] | Lind Partners Asset Management IV, LLC [Member] | Secured Convertible Security [Member]
Warrant exercise price (in dollars per share)	CAD 0.73
Subsequent Event [Member] | July 2017 Private Placement [Member]
Number of units issued | shares			2,962,500
Description of units			Each Unit issued pursuant to the July 2017 Private Placement consists of one Common Share and Warrant.
Subsequent Event [Member] | July 2017 Private Placement [Member] | Mackie Research Capital Corporation [Member]
Percentage of cash commission based on gross proceeds						6.50%	6.50%
Percentage of warrant issued based on total issuance						6.50%	6.50%
Subsequent Event [Member] | July 2017 Private Placement [Member] | Warrant [Member] | Mackie Research Capital Corporation [Member]
Number of shares issued | shares			192,562
Subsequent Event [Member] | July 2017 Private Placement [Member] | CAD
Unit price (in dollars per unit)							CAD 0.65
Gross proceeds from units issued | CAD			CAD 1,926
Subsequent Event [Member] | July 2017 Private Placement [Member] | CAD | Mackie Research Capital Corporation [Member]
Cash commission paid | CAD			CAD 125
Subsequent Event [Member] | July 2017 Private Placement [Member] | CAD | Warrant [Member]
Warrant exercise price (in dollars per share)							CAD 0.79
Subsequent Event [Member] | July 2017 Private Placement [Member] | CAD | Warrant [Member] | Mackie Research Capital Corporation [Member]
Warrant exercise price (in dollars per share) | $ / shares						$ 0.79